Average Annual Total Returns{- Growth Opportunities Portfolio} - 02.28 VIP Growth Opportunities Portfolio Initial/Service/Service Class 2 PRO-09 - Growth Opportunities Portfolio	VIP Growth Opportunities Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Growth Opportunities Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Growth Opportunities Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Growth Opportunities Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Growth Opportunities Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Growth Opportunities Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Growth Opportunities Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Growth Opportunities Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Growth Opportunities Portfolio-Service 2 VIP Return Before Taxes Past 10 years	RS004 Past 1 year	RS004 Past 5 years	RS004 Past 10 years
Total	68.66%	29.24%	21.84%	68.49%	29.12%	21.72%	68.21%	28.91%	21.53%	38.49%	21.00%	17.21%